Distribution Date:	05/17/24	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
Determination Date:	05/13/24
Next Distribution Date:	06/17/24
Record Date:	04/30/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer & Excluded	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5	Mortgage Loan Special
Additional Information	6	Servicer
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8
		Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	14-16		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	17-19	Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	20		Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	21		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	25
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	26
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690QAA7	1.685000%	45,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690QAB5	2.982000%	122,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690QAC3	3.398000%	67,600,000.00	10,672,370.87	1,324,651.81	30,220.60	0.00	0.00	1,354,872.41	9,347,719.06	38.47%	30.00%
A-3	61690QAD1	3.451000%	230,000,000.00	219,895,877.94	0.00	632,383.90	0.00	0.00	632,383.90	219,895,877.94	38.47%	30.00%
A-4	61690QAE9	3.719000%	285,394,000.00	285,394,000.00	0.00	884,483.57	0.00	0.00	884,483.57	285,394,000.00	38.47%	30.00%
A-S	61690QAG4	4.004000%	75,089,000.00	75,089,000.00	0.00	250,546.96	0.00	0.00	250,546.96	75,089,000.00	29.50%	23.00%
B	61690QAH2	4.137636%	60,340,000.00	60,340,000.00	0.00	208,054.14	0.00	0.00	208,054.14	60,340,000.00	22.28%	17.38%
C	61690QAK5	4.137636%	46,931,000.00	46,931,000.00	0.00	161,819.51	0.00	0.00	161,819.51	46,931,000.00	16.67%	13.00%
D	61690QAS8	4.137636%	56,317,000.00	56,317,000.00	0.00	194,182.72	0.00	0.00	194,182.72	56,317,000.00	9.94%	7.75%
E	61690QAU3	4.137636%	24,136,000.00	24,136,000.00	0.00	83,221.66	0.00	0.00	83,221.66	24,136,000.00	7.05%	5.50%
F	61690QAW9	3.000000%	10,727,000.00	10,727,000.00	0.00	26,817.50	0.00	0.00	26,817.50	10,727,000.00	5.77%	4.50%
G	61690QAY5	3.000000%	16,091,000.00	16,091,000.00	0.00	40,227.50	0.00	0.00	40,227.50	16,091,000.00	3.85%	3.00%
H	61690QBA6	3.000000%	32,181,368.00	32,171,955.45	0.00	80,429.89	0.00	0.00	80,429.89	32,171,955.45	0.00%	0.00%
V	61690QBD0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61690QBE8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,072,706,369.01	837,765,204.26	1,324,651.81	2,592,387.95	0.00	0.00	3,917,039.76	836,440,552.45

X-A	61690QAF6	0.539494%	750,894,000.00	515,962,248.81	0.00	231,965.36	0.00	0.00	231,965.36	514,637,597.00
X-B	61690QAL3	0.133636%	75,089,000.00	75,089,000.00	0.00	8,362.18	0.00	0.00	8,362.18	75,089,000.00
X-FG	61690QAN9	1.137636%	26,818,000.00	26,818,000.00	0.00	25,424.27	0.00	0.00	25,424.27	26,818,000.00
X-H	61690QAQ2	1.137636%	32,181,368.00	32,171,955.45	0.00	30,499.99	0.00	0.00	30,499.99	32,171,955.45
Notional SubTotal			884,982,368.00	650,041,204.26	0.00	296,251.80	0.00	0.00	296,251.80	648,716,552.45

Deal Distribution Total					1,324,651.81	2,888,639.75	0.00	0.00	4,213,291.56

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690QAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690QAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690QAC3	157.87530873	19.59544098	0.44705030	0.00000000	0.00000000	0.00000000	0.00000000	20.04249127	138.27986775
A-3	61690QAD1	956.06903452	0.00000000	2.74949522	0.00000000	0.00000000	0.00000000	0.00000000	2.74949522	956.06903452
A-4	61690QAE9	1,000.00000000	0.00000000	3.09916666	0.00000000	0.00000000	0.00000000	0.00000000	3.09916666	1,000.00000000
A-S	61690QAG4	1,000.00000000	0.00000000	3.33666662	0.00000000	0.00000000	0.00000000	0.00000000	3.33666662	1,000.00000000
B	61690QAH2	1,000.00000000	0.00000000	3.44803016	0.00000000	0.00000000	0.00000000	0.00000000	3.44803016	1,000.00000000
C	61690QAK5	1,000.00000000	0.00000000	3.44803030	0.00000000	0.00000000	0.00000000	0.00000000	3.44803030	1,000.00000000
D	61690QAS8	1,000.00000000	0.00000000	3.44803026	0.00000000	0.00000000	0.00000000	0.00000000	3.44803026	1,000.00000000
E	61690QAU3	1,000.00000000	0.00000000	3.44803033	0.00000000	0.00000000	0.00000000	0.00000000	3.44803033	1,000.00000000
F	61690QAW9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G	61690QAY5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
H	61690QBA6	999.70751554	0.00000000	2.49926883	0.00000000	7.49252425	0.00000000	0.00000000	2.49926883	999.70751554
V	61690QBD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61690QBE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690QAF6	687.13060540	0.00000000	0.30891892	0.00000000	0.00000000	0.00000000	0.00000000	0.30891892	685.36650579
X-B	61690QAL3	1,000.00000000	0.00000000	0.11136358	0.00000000	0.00000000	0.00000000	0.00000000	0.11136358	1,000.00000000
X-FG	61690QAN9	1,000.00000000	0.00000000	0.94803005	0.00000000	0.00000000	0.00000000	0.00000000	0.94803005	1,000.00000000
X-H	61690QAQ2	999.70751554	0.00000000	0.94775306	0.00000000	0.00000000	0.00000000	0.00000000	0.94775306	999.70751554

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	04/01/24 - 04/30/24	30	0.00	30,220.60	0.00	30,220.60	0.00	0.00	0.00	30,220.60	0.00
A-3	04/01/24 - 04/30/24	30	0.00	632,383.90	0.00	632,383.90	0.00	0.00	0.00	632,383.90	0.00
A-4	04/01/24 - 04/30/24	30	0.00	884,483.57	0.00	884,483.57	0.00	0.00	0.00	884,483.57	0.00
X-A	04/01/24 - 04/30/24	30	0.00	231,965.36	0.00	231,965.36	0.00	0.00	0.00	231,965.36	0.00
X-B	04/01/24 - 04/30/24	30	0.00	8,362.18	0.00	8,362.18	0.00	0.00	0.00	8,362.18	0.00
X-FG	04/01/24 - 04/30/24	30	0.00	25,424.27	0.00	25,424.27	0.00	0.00	0.00	25,424.27	0.00
X-H	04/01/24 - 04/30/24	30	0.00	30,499.99	0.00	30,499.99	0.00	0.00	0.00	30,499.99	0.00
A-S	04/01/24 - 04/30/24	30	0.00	250,546.96	0.00	250,546.96	0.00	0.00	0.00	250,546.96	0.00
B	04/01/24 - 04/30/24	30	0.00	208,054.14	0.00	208,054.14	0.00	0.00	0.00	208,054.14	0.00
C	04/01/24 - 04/30/24	30	0.00	161,819.51	0.00	161,819.51	0.00	0.00	0.00	161,819.51	0.00
D	04/01/24 - 04/30/24	30	0.00	194,182.72	0.00	194,182.72	0.00	0.00	0.00	194,182.72	0.00
E	04/01/24 - 04/30/24	30	0.00	83,221.66	0.00	83,221.66	0.00	0.00	0.00	83,221.66	0.00
F	04/01/24 - 04/30/24	30	0.00	26,817.50	0.00	26,817.50	0.00	0.00	0.00	26,817.50	0.00
G	04/01/24 - 04/30/24	30	0.00	40,227.50	0.00	40,227.50	0.00	0.00	0.00	40,227.50	0.00
H	04/01/24 - 04/30/24	30	241,119.68	80,429.89	0.00	80,429.89	0.00	0.00	0.00	80,429.89	241,119.68
Totals			241,119.68	2,888,639.75	0.00	2,888,639.75	0.00	0.00	0.00	2,888,639.75	241,119.68

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61690QAG4	4.004000%	75,089,000.00	75,089,000.00	0.00	250,546.96	0.00	0.00	250,546.96	75,089,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61690QAH2	4.137636%	60,340,000.00	60,340,000.00	0.00	208,054.14	0.00	0.00	208,054.14	60,340,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61690QAK5	4.137636%	46,931,000.00	46,931,000.00	0.00	161,819.51	0.00	0.00	161,819.51	46,931,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			182,360,000.03	182,360,000.00	0.00	620,420.61	0.00	0.00	620,420.61	182,360,000.00

Exchangeable Certificate Details
PST	61690QAJ8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,213,291.56
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,902,210.17	Master Servicing Fee	9,890.27
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,373.11
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	349.07
ARD Interest	0.00	Trust Advisor Fee	747.98
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,902,210.17	Total Fees	13,570.42

Principal		Expenses/Reimbursements
Scheduled Principal	1,324,651.81	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,324,651.81	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,888,639.75
Excess Liquidation Proceeds	0.00	Principal Distribution	1,324,651.81
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,213,291.56
Total Funds Collected	4,226,861.98	Total Funds Distributed	4,226,861.98

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	837,765,204.26	837,765,204.26	Beginning Certificate Balance	837,765,204.26
(-) Scheduled Principal Collections	1,324,651.81	1,324,651.81	(-) Principal Distributions	1,324,651.81
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	836,440,552.45	836,440,552.45	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	837,765,204.26	837,765,204.26	Ending Certificate Balance	836,440,552.45
Ending Actual Collateral Balance	836,440,552.45	836,440,552.45

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.14%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	16	88,265,047.70	10.55%	12	4.2969	NAP	Defeased	16	88,265,047.70	10.55%	12	4.2969	NAP
10,000,000 or less	29	153,081,486.73	18.30%	12	4.2612	1.945921	1.30 or less	9	185,913,702.23	22.23%	13	3.9796	1.218244
10,000,001 to 20,000,000	11	172,372,673.89	20.61%	11	4.1685	1.814661	1.31 to 1.40	4	72,936,305.66	8.72%	12	4.3168	1.328542
20,000,001 to 30,000,000	4	105,844,636.92	12.65%	12	3.9731	1.847940	1.41 to 1.50	3	34,864,094.74	4.17%	12	4.0629	1.413891
30,000,001 to 40,000,000	6	218,854,271.22	26.16%	12	4.1171	1.670671	1.51 to 1.60	5	55,887,606.62	6.68%	10	4.3213	1.564054
40,000,001 to 50,000,000	1	46,000,000.00	5.50%	13	4.2400	1.910000	1.61 to 1.70	3	14,680,781.38	1.76%	13	4.2768	1.674584
50,000,001 to 60,000,000	1	52,022,435.99	6.22%	13	4.0430	1.140000	1.71 to 1.80	4	58,343,965.00	6.98%	13	4.2239	1.768087
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	6	70,716,453.07	8.45%	13	4.2307	1.868536
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	3	55,300,320.22	6.61%	13	4.2247	1.916595
Totals	68	836,440,552.45	100.00%	12	4.1570	1.755986	2.01 to 2.10	3	33,302,255.89	3.98%	12	4.1759	2.026524
							2.11 to 2.40	5	74,187,436.16	8.87%	12	4.2278	2.254593
							2.41 to 2.50	2	45,942,747.67	5.49%	10	4.0578	2.439055
							2.51 to 2.60	0	0.00	0.00%	0	0.0000	0.000000
							2.61 to 2.70	1	20,500,000.00	2.45%	11	3.8150	2.660000
							2.71 to 3.10	1	10,395,143.00	1.24%	13	3.9180	3.030000
							3.11 to 3.20	0	0.00	0.00%	0	0.0000	0.000000
							3.21 to 5.20	3	15,204,693.11	1.82%	11	3.9335	3.964758
							5.21 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	68	836,440,552.45	100.00%	12	4.1570	1.755986
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	17	88,265,047.70	10.55%	12	4.2969	NAP	Totals	75	836,440,552.45	100.00%	12	4.1570	1.755986
Alabama	1	3,031,844.75	0.36%	12	4.0900	1.400000
									Property Type³
Arizona	2	7,119,084.59	0.85%	12	4.2442	3.391211
California	7	24,748,829.16	2.96%	12	4.3764	2.116146		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	1	4,641,162.76	0.55%	13	4.2400	1.910000		Properties	Balance	Agg. Bal.			DSCR¹
Connecticut	1	15,150,320.91	1.81%	13	4.2400	1.910000	Defeased	17	88,265,047.70	10.55%	12	4.2969	NAP
Florida	7	89,322,518.54	10.68%	12	4.0881	1.620813	Industrial	1	9,580,286.51	1.15%	11	4.3700	2.150000
Georgia	1	39,095,671.67	4.67%	13	4.4230	1.320000	Lodging	6	130,948,171.37	15.66%	12	4.2274	2.029503
Indiana	3	56,478,107.71	6.75%	13	4.1078	1.921948	Mixed Use	5	113,168,447.27	13.53%	13	4.0746	1.419552
Iowa	1	13,175,928.06	1.58%	13	4.2400	1.910000	Mobile Home Park	2	10,846,276.77	1.30%	11	4.0282	3.005732
Kansas	2	14,166,024.41	1.69%	13	4.2297	1.594778	Multi-Family	10	133,023,691.93	15.90%	11	4.2373	1.728497
Louisiana	2	22,798,633.34	2.73%	13	4.2453	1.532600	Office	5	47,968,088.42	5.73%	12	4.0004	2.097318
Massachusetts	2	21,987,199.33	2.63%	12	4.2684	2.047696	Other	1	66,000,000.00	7.89%	12	3.7075	1.280000
Michigan	2	10,322,244.35	1.23%	12	4.0611	2.446976	Retail	26	229,521,457.89	27.44%	13	4.2135	1.744900
Missouri	1	2,261,085.02	0.27%	13	4.5520	1.470000	Self Storage	2	7,119,084.59	0.85%	12	4.2442	3.391211
Montana	1	12,327,977.23	1.47%	13	4.2400	1.910000	Totals	75	836,440,552.45	100.00%	12	4.1570	1.755986
Nevada	3	36,398,122.19	4.35%	12	4.2340	2.229944
New York	6	185,318,437.31	22.16%	12	3.9823	1.925587
North Carolina	1	9,580,286.51	1.15%	11	4.3700	2.150000
Pennsylvania	2	7,855,576.05	0.94%	13	4.3058	1.621442
Texas	6	59,107,836.21	7.07%	9	4.2302	1.426256
Utah	1	10,395,143.00	1.24%	13	3.9180	3.030000
Vermont	1	32,642,236.69	3.90%	13	4.2000	1.240000
Virginia	3	64,402,571.88	7.70%	13	4.0760	1.255600
Washington	1	5,848,663.08	0.70%	12	4.0700	1.270000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	88,265,047.70	10.55%	12	4.2969	NAP	Defeased	16	88,265,047.70	10.55%	12	4.2969	NAP
	4.000% or less	7	126,801,212.47	15.16%	12	3.7981	1.976811	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	41	597,959,912.26	71.49%	12	4.1956	1.719749	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% or greater	4	23,414,380.02	2.80%	13	4.5850	1.711458	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	68	836,440,552.45	100.00%	12	4.1570	1.755986	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	52	748,175,504.75	89.45%	12	4.1405	1.763057
								Totals	68	836,440,552.45	100.00%	12	4.1570	1.755986
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	88,265,047.70	10.55%	12	4.2969	NAP	Defeased	16	88,265,047.70	10.55%	12	4.2969	NAP
	60 months or less	52	748,175,504.75	89.45%	12	4.1405	1.763057	Interest Only	7	212,808,750.00	25.44%	12	3.9832	1.940198
61 months to 108 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	3	25,190,620.20	3.01%	13	4.3147	1.264298
109 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	42	510,176,134.55	60.99%	12	4.1975	1.713793
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	68	836,440,552.45	100.00%	12	4.1570	1.755986	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	68	836,440,552.45	100.00%	12	4.1570	1.755986
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	16	88,265,047.70	10.55%	12	4.2969	NAP			No outstanding loans in this group
Underwriter's Information		2	63,708,750.00	7.62%	13	3.9892	1.610504
	12 months or less	49	680,407,266.07	81.35%	12	4.1542	1.783027
	13 to 24 months	1	4,059,488.68	0.49%	12	4.2040	0.810000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	68	836,440,552.45	100.00%	12	4.1570	1.755986
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453000262	RT	Various	Various	Actual/360	4.240%	162,533.33	0.00	0.00	N/A	06/01/25	--	46,000,000.00	46,000,000.00	05/01/24
1A	453000261				Actual/360	4.240%	119,104.25	0.00	0.00	N/A	06/01/25	--	33,708,750.00	33,708,750.00	05/01/24
2	453000267	98	New York	NY	Actual/360	3.708%	111,225.00	0.00	0.00	05/05/25	05/05/45	--	36,000,000.00	36,000,000.00	05/05/24
2A	453000268				Actual/360	3.708%	92,687.50	0.00	0.00	05/05/25	05/05/45	--	30,000,000.00	30,000,000.00	05/05/24
3	300801277	MU	Fairfax	VA	Actual/360	4.043%	175,626.40	105,113.71	0.00	N/A	06/01/25	--	52,127,549.70	52,022,435.99	05/01/24
5	300801275	LO	Atlanta	GA	Actual/360	4.423%	144,437.60	91,559.01	0.00	N/A	06/01/25	--	39,187,230.68	39,095,671.67	05/01/24
6	1443414	MF	Bloomington	IN	Actual/360	4.120%	128,689.42	74,741.48	0.00	N/A	06/01/25	--	37,482,354.34	37,407,612.86	05/01/24
7	453000255	LO	New York	NY	Actual/360	4.013%	133,763.44	0.00	0.00	N/A	03/01/25	--	40,000,000.00	40,000,000.00	05/01/24
8	303901008	RT	Rutland	VT	Actual/360	4.200%	114,446.99	56,904.63	0.00	N/A	06/01/25	--	32,699,141.32	32,642,236.69	05/01/24
9	303901009	MU	Celebration	FL	Actual/360	4.020%	95,504.97	70,558.49	0.00	N/A	05/01/25	--	28,508,946.92	28,438,388.43	05/01/24
10	300801266	LO	New York	NY	Actual/360	4.340%	97,542.60	64,054.88	0.00	N/A	05/01/25	--	26,970,303.37	26,906,248.49	05/01/24
12	303901012	MF	Lafayette	LA	Actual/360	4.280%	66,619.89	44,462.11	0.00	N/A	06/01/25	--	18,678,474.16	18,634,012.05	05/01/24
13	300801265	MF	Columbus	IN	Actual/360	4.084%	65,042.98	41,056.57	0.00	N/A	05/01/25	--	19,111,551.42	19,070,494.85	05/01/24
14	300801281	RT	Las Vegas	NV	Actual/360	4.284%	65,208.31	43,456.82	0.00	N/A	06/01/25	--	18,265,633.71	18,222,176.89	05/01/24
15	303901015	RT	Sunrise	FL	Actual/360	4.170%	66,235.99	35,602.98	0.00	N/A	05/01/25	--	19,060,717.29	19,025,114.31	05/01/24
16	300801125	MF	Midland	TX	Actual/360	4.260%	70,910.42	0.00	0.00	N/A	11/01/24	--	19,974,766.12	19,974,766.12	05/01/24
17	300801251	OF	New York	NY	Actual/360	3.815%	65,172.92	0.00	0.00	N/A	04/01/25	--	20,500,000.00	20,500,000.00	05/01/24
18	300801279	OF	Austin	TX	Actual/360	4.206%	47,683.40	78,624.84	0.00	N/A	06/01/25	--	13,604,392.85	13,525,768.01	05/01/24
19	303901019	MU	Miami	FL	Actual/360	3.990%	59,819.44	36,740.45	0.00	N/A	05/01/25	--	17,990,810.39	17,954,069.94	05/01/24
20	300801276	OF	Scottsdale	AZ	Actual/360	4.286%	52,787.32	35,153.53	0.00	N/A	06/01/25	--	14,779,463.48	14,744,309.95	05/01/24
21	695100487	RT	Las Vegas	NV	Actual/360	4.300%	41,579.74	27,702.26	0.00	N/A	05/06/25	--	11,603,647.56	11,575,945.30	05/06/24
23	300801278	LO	North Dartmouth	MA	Actual/360	4.027%	41,053.55	21,979.32	0.00	N/A	05/01/25	--	12,233,487.81	12,211,508.49	05/01/24
24	300801123	MF	Midland	TX	Actual/360	4.260%	41,832.05	0.00	0.00	N/A	11/01/24	--	11,783,674.93	11,783,674.93	05/01/24
25	695100499	MF	Chicopee	MA	Actual/360	4.570%	37,314.61	22,455.19	0.00	N/A	06/06/25	--	9,798,146.03	9,775,690.84	05/06/24
26	300801272	RT	Park City	UT	Actual/360	3.918%	34,001.98	18,940.42	0.00	N/A	06/01/25	--	10,414,083.42	10,395,143.00	05/01/24
27	300801239	IN	Durham	NC	Actual/360	4.370%	34,960.78	19,928.16	0.00	N/A	04/01/25	--	9,600,214.67	9,580,286.51	05/01/24
28	695100478	MH	Apache Junction	AZ	Actual/360	4.100%	34,422.92	0.00	0.00	N/A	05/06/25	--	10,075,000.00	10,075,000.00	05/06/24
29	303901029	MF	Virginia Beach	VA	Actual/360	4.350%	30,526.81	18,756.56	0.00	N/A	04/01/25	--	8,421,188.57	8,402,432.01	05/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	695100488	MU	Yonkers	NY	Actual/360	4.567%	29,045.07	26,359.51	0.00	N/A	05/06/25	--	7,631,723.02	7,605,363.51	05/06/24
31	303901031	MF	Virginia Beach	VA	Actual/360	4.350%	28,060.00	17,240.87	0.00	N/A	04/01/25	--	7,740,689.06	7,723,448.19	05/01/24
32	303901032	MU	Delray Beach	FL	Actual/360	4.210%	25,138.62	17,211.87	0.00	N/A	06/01/25	--	7,165,401.27	7,148,189.40	05/01/24
33	303901033	MF	Wichita	KS	Actual/360	4.520%	27,878.02	15,926.14	0.00	N/A	06/01/25	03/01/25	7,401,244.27	7,385,318.13	05/01/24
34	303901034	MF	Richmond	VA	Actual/360	4.290%	26,734.19	15,527.13	0.00	N/A	06/01/25	--	7,478,094.02	7,462,566.89	05/01/24
37	300801271	LO	Orlando	FL	Actual/360	4.162%	23,614.29	16,546.86	0.00	N/A	05/01/25	--	6,808,541.91	6,791,995.05	05/01/24
38	303901038	RT	Sugar Land	TX	Actual/360	4.110%	23,497.40	15,688.67	0.00	N/A	05/01/25	--	6,860,553.63	6,844,864.96	05/01/24
39	695100489	RT	Various	CA	Actual/360	4.354%	23,345.25	15,253.42	0.00	N/A	05/06/25	--	6,434,151.24	6,418,897.82	05/06/24
40	300801269	RT	University Place	WA	Actual/360	4.070%	19,885.62	14,418.38	0.00	N/A	05/01/25	--	5,863,081.46	5,848,663.08	05/01/24
41	300801244	LO	South Lake Tahoe	CA	Actual/360	4.360%	21,640.12	13,247.94	0.00	N/A	04/01/25	--	5,955,995.61	5,942,747.67	05/01/24
42	300801243	RT	Rowlett	TX	Actual/360	3.950%	21,358.45	11,859.16	0.00	N/A	04/01/25	--	6,488,641.88	6,476,782.72	05/01/24
43	300801230	MH	Las Vegas	NV	Actual/360	3.980%	21,890.00	0.00	0.00	N/A	04/01/25	--	6,600,000.00	6,600,000.00	05/01/24
44	303901044	MF	Mechanicsburg	PA	Actual/360	4.330%	18,600.32	12,191.03	0.00	N/A	06/01/25	--	5,154,823.77	5,142,632.74	05/01/24
45	303901045	RT	Tampa	FL	Actual/360	4.020%	18,240.75	11,071.60	0.00	N/A	05/01/25	--	5,445,000.81	5,433,929.21	05/01/24
46	303901046	OF	Southfield	MI	Actual/360	3.750%	16,760.61	11,396.82	0.00	N/A	04/01/25	--	5,363,396.35	5,351,999.53	05/01/24
47	303901047	RT	Hampton	VA	Actual/360	4.100%	16,843.20	12,148.70	0.00	N/A	04/01/25	--	4,929,717.70	4,917,569.00	05/01/24
48	300801273	MH	Pearland	TX	Actual/360	4.379%	16,939.77	10,908.54	0.00	N/A	06/01/25	--	4,642,091.58	4,631,183.04	05/01/24
49	303901049	RT	Macomb	MI	Actual/360	4.396%	18,242.60	9,536.52	0.00	N/A	06/01/25	--	4,979,781.34	4,970,244.82	05/01/24
50	695100493	OF	Coral Gables	FL	Actual/360	4.339%	16,417.75	9,683.37	0.00	N/A	06/06/25	--	4,540,515.57	4,530,832.20	05/06/24
51	695100494	RT	Vallejo	CA	Actual/360	4.435%	16,183.62	10,214.98	0.00	N/A	06/06/25	--	4,378,881.23	4,368,666.25	05/06/24
53	695100486	OF	Topeka	KS	Actual/360	4.204%	14,265.00	12,347.22	0.00	N/A	05/06/25	--	4,071,835.90	4,059,488.68	05/06/24
54	1544011	RT	San Antonio	TX	Actual/360	4.265%	16,043.81	8,812.72	0.00	N/A	06/01/25	--	4,514,083.90	4,505,271.18	05/01/24
55	300801255	MF	Lubbock	TX	Actual/360	4.050%	14,647.48	9,367.64	0.00	N/A	05/01/25	01/01/25	4,339,995.42	4,330,627.78	05/01/24
57	300801246	SS	Marysville	WA	Actual/360	4.400%	15,734.41	8,302.11	0.00	N/A	04/01/25	01/01/25	4,291,203.36	4,282,901.25	05/01/24
58	300801256	RT	Covington	LA	Actual/360	4.090%	14,223.05	8,399.69	0.00	N/A	05/01/25	--	4,173,020.98	4,164,621.29	05/01/24
59	300801258	MH	Salinas	CA	Actual/360	4.103%	14,546.17	8,027.32	0.00	N/A	05/01/25	--	4,254,304.09	4,246,276.77	05/01/24
61	695100491	LO	Plainview	TX	Actual/360	4.707%	13,745.98	11,940.04	0.00	N/A	05/06/25	--	3,504,391.82	3,492,451.78	05/06/24
62	300801284	MF	Carmichael	CA	Actual/360	4.680%	14,745.04	8,539.60	0.00	N/A	06/01/25	--	3,780,780.25	3,772,240.65	05/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
63	300801250	LO	Asheville	NC	Actual/360	4.168%	11,650.09	12,038.54	0.00	N/A	05/01/25	02/01/25	3,354,153.23	3,342,114.69	05/01/24
64	300801267	SS	Tempe	AZ	Actual/360	4.331%	13,978.39	6,634.39	0.00	N/A	05/01/25	--	3,873,025.40	3,866,391.01	05/01/24
65	695100483	LO	Royse City	TX	Actual/360	4.431%	12,260.47	7,793.02	0.00	N/A	05/06/25	--	3,320,369.67	3,312,576.65	05/06/24
66	303901066	RT	Galveston	TX	Actual/360	4.230%	11,523.08	6,880.79	0.00	N/A	05/01/25	--	3,268,958.66	3,262,077.87	05/01/24
67	300801254	SS	Phoenix	AZ	Actual/360	4.141%	11,244.35	5,750.94	0.00	N/A	05/01/25	--	3,258,444.52	3,252,693.58	05/01/24
68	300801257	RT	Northport	AL	Actual/360	4.090%	10,354.38	6,114.97	0.00	N/A	05/01/25	--	3,037,959.72	3,031,844.75	05/01/24
69	300801283	RT	Smithfield	VA	Actual/360	4.406%	10,379.45	5,405.68	0.00	N/A	06/01/25	--	2,826,905.49	2,821,499.81	05/01/24
70	303901070	RT	Philadelphia	PA	Actual/360	4.260%	9,649.80	5,310.66	0.00	N/A	06/01/25	--	2,718,253.97	2,712,943.31	05/01/24
71	300801253	RT	Lake Jackson	TX	Actual/360	4.250%	8,777.54	4,873.79	0.00	N/A	05/01/25	--	2,478,364.80	2,473,491.01	05/01/24
72	300801229	MH	Various	TX	Actual/360	4.525%	8,464.12	5,236.19	0.00	N/A	04/01/25	--	2,244,629.25	2,239,393.06	05/01/24
73	695100496	RT	Sikeston	MO	Actual/360	4.552%	8,594.24	4,532.59	0.00	N/A	06/06/25	--	2,265,617.61	2,261,085.02	05/06/24
74	300801270	MH	Ooltewah	TN	Actual/360	4.350%	6,333.06	4,120.99	0.00	N/A	06/01/25	--	1,747,051.76	1,742,930.77	05/01/24
Totals							2,902,210.17	1,324,651.81	0.00				837,765,204.26	836,440,552.45
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,166,985.00	10,707,687.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,500,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,810,937.32	3,053,109.92	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,565,945.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,508,510.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	16,811,606.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,706,794.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,876,359.37	2,186,706.38	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,890,961.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,945,233.57	541,537.53	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,894,501.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,539,598.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,695,576.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,817,980.25	0.00	--	--	--	0.00	141,341.01	0.00	0.00	0.00	0.00
17	2,231,501.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,076,256.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,521,666.18	1,830,897.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	2,412.56	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,756,727.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,018,086.56	1,940,916.04	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	605,788.33	530,914.12	01/01/23	09/30/23	--	0.00	70,692.38	0.00	0.00	0.00	0.00
25	1,355,567.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,861,493.90	502,142.07	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,642,420.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,166,205.72	849,521.02	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,006,054.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	856,124.56	0.00	--	--	--	0.00	0.00	0.00	0.00	11,551.56	0.00
37	977,039.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	608,873.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,161,740.44	816,334.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	568,977.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,152,425.80	1,193,248.94	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1,005,266.52	250,364.22	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	618,579.54	152,403.08	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	813,924.88	568,560.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,287,552.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	686,111.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	422,587.76	105,646.94	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	490,945.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	807,839.16	147,726.02	01/01/24	03/17/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	538,444.94	214,828.03	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	544,409.22	0.00	--	--	--	0.00	0.00	0.00	0.00	5,721.35	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	383,228.00	95,807.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	513,565.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	7,422.12	0.00	0.00	0.00	0.00	Full Defeasance
62	631,256.17	149,443.08	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	529,949.44	120,760.31	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	5,457.93	0.00	Full Defeasance
67	1,197,800.11	271,188.63	07/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
68	277,046.00	69,261.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	328,963.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	343,784.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	232,259.98	58,065.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	107,951,451.03	26,357,068.92				0.00	219,455.51	0.00	0.00	25,143.40	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.156967%	4.137531%	12
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.157074%	4.137636%	13
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.157176%	4.137736%	14
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.157287%	4.137845%	15
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.157388%	4.137944%	16
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.157487%	4.138041%	17
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.157591%	4.138143%	18
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.157689%	4.138239%	19
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.157792%	4.138340%	20
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.157888%	4.138435%	21
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.157984%	4.138529%	22
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.158085%	4.138628%	23
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		31,758,441	31,758,441		0	0
7 - 12 Months		356,438,017	356,438,017		0	0
13 - 24 Months		382,244,094	382,244,094		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		66,000,000	66,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-24	836,440,552	836,440,552	0	0	0	0
Apr-24	837,765,204	837,765,204	0	0	0	0
Mar-24	839,017,013	839,017,013	0	0	0	0
Feb-24	840,400,982	840,400,982	0	0	0	0
Jan-24	841,643,236	841,643,236	0	0	0	0
Dec-23	842,880,986	842,880,986	0	0	0	0
Nov-23	844,183,042	844,183,042	0	0	0	0
Oct-23	845,411,585	845,411,585	0	0	0	0
Sep-23	846,704,762	846,704,762	0	0	0	0
Aug-23	847,924,165	847,924,165	0	0	0	0
Jul-23	849,139,147	849,139,147	0	0	0	0
Jun-23	850,419,246	850,419,246	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	300801275	42,660,059.49	4.42300%	42,660,059.49	4.42300%	10	10/08/20	11/01/20	11/12/20
10	300801266	29,511,757.45	4.34000%	29,511,757.45	4.34000%	10	07/31/20	06/01/20	09/11/20
16	300801125	0.00	4.26000%	0.00	4.26000%	10	05/24/22	05/25/22	--
23	300801278	13,123,673.50	4.02700%	13,123,673.50	4.02700%	10	06/29/20	07/01/20	08/11/20
24	300801123	0.00	4.26000%	0.00	4.26000%	10	05/24/22	05/25/22	--
41	300801244	6,491,092.51	4.36000%	6,491,092.51	4.36000%	10	06/30/20	05/01/20	08/11/20
61	695100491	4,006,485.15	4.70700%	0.00	4.70700%	8	11/05/21	11/05/21	12/13/21
Totals		95,793,068.10		91,786,582.95
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	303901022 09/17/20	12,703,268.61	18,750,000.00	13,198,549.33	338,844.14	13,198,549.33	12,859,705.19	9,412.85	0.00	0.00	9,412.85	0.06%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,703,268.61	18,750,000.00	13,198,549.33	338,844.14	13,198,549.33	12,859,705.19	9,412.85	0.00	0.00	9,412.85

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	303901022	09/17/20	0.00	0.00	9,412.85	0.00	0.00	9,412.85	0.00	0.00	9,412.85
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	9,412.85	0.00	0.00	9,412.85	0.00	0.00	9,412.85

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30